EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EXPENSES BY NATURE
Direct production costs	$ (1,584,826,536)	$ (1,346,516,486)	$ (1,388,536,599)
Payroll and employee benefits	(489,656,716)	(378,482,113)	(376,196,521)
Transportation and distribution	(261,492,646)	(211,998,332)	(224,190,549)
Advertisement	(47,157,493)	(35,831,757)	(26,575,951)
Depreciation and amortization	(151,110,933)	(112,771,324)	(119,365,431)
Repairs and maintenance	(63,130,395)	(46,021,127)	(43,847,581)
Other expenses	(199,776,910)	(129,478,810)	(133,021,583)
Total	$ (2,797,151,629)	$ (2,261,099,949)	$ (2,311,734,215)